Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Income tax operating loss carryforwards	$ 239,200
Income tax operating loss carryforwards not expired	142,000
Income tax operating loss carryforwards, expire between 2032 and 2037	41,900
Liability for uncertain tax positions	$ 0
Earliest Tax Year [Member] | R&D Credit Carryovers [Member]
Income Taxes [Line Items]
Tax credit carryovers expiration year	2032
Latest Tax Year [Member] | R&D Credit Carryovers [Member]
Income Taxes [Line Items]
Tax credit carryovers expiration year	2042
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Income tax operating loss carryforwards	$ 55,200
State and Local Jurisdiction [Member] | R&D Credit Carryovers [Member]
Income Taxes [Line Items]
Tax credit carryovers	$ 1,300
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Income tax operating loss carryforwards, expiration year	2027
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Income tax operating loss carryforwards, expiration year	2041
Federal [Member]
Income Taxes [Line Items]
Income tax operating loss carryforwards	$ 184,000
Federal [Member] | R&D Credit Carryovers [Member]
Income Taxes [Line Items]
Tax credit carryovers	$ 2,600
Federal [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Income tax operating loss carryforwards, expiration year	2032
Federal [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Income tax operating loss carryforwards, expiration year	2037